Accumulated Other Comprehensive Loss (Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2017	Sep. 24, 2016	Sep. 26, 2015	Sep. 26, 2015
Accumulated Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Net of Tax [Roll Forward]
Beginning balance	$ (59,971)	$ (12,603)	$ 2,456
Change during the period	18,697	47,368	15,059	$ 15,059
Ending balance	(78,668)	(59,971)	(12,603)	(12,603)
Accumulated Other Comprehensive (Income) Loss, Defined Benefit Plan, After Tax [Roll Forward]
Beginning balance	26,866	20,144	16,194
Change during the period	(1,343)	6,722	3,950
Ending balance	25,523	26,866	20,144	20,144
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning balance	33,105	7,541	18,650
Change during the period	(20,040)	(40,646)	(11,109)	(11,109)
Ending balance	$ 53,145	$ 33,105	$ 7,541	$ 7,541